Trade and other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other Payables
Long term accruals	€ 3,483	€ 2,906
Non-current trade and other payables	3,483	2,906
Trade payables	19,195	14,936
Accruals for outstanding invoices	14,463	20,399
Current trade and other payables	33,658	35,335
Total trade and other payables	€ 37,141	€ 38,241